Redeemable Convertible Preferred Shares - Series A Preferred Shares Activities Prior to Extinguishment (Detail) - Series A Preferred Shares [Member] ¥ in Thousands, $ in Thousands	2 Months Ended				10 Months Ended
	May 10, 2018 USD ($) shares	May 10, 2018 CNY (¥) shares	Mar. 08, 2018 USD ($) shares	Mar. 08, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Temporary Equity [Line Items]
Beginning balance		¥ 499,341		¥ 509,668	¥ 499,341
Accretion to redemption value	$ 1,651	¥ 10,439	$ 1,101	7,078	10,439
Foreign exchange, Amount				(17,405)	1,961
Ending balance				¥ 499,341	¥ 0
Beginning balance, Number of shares | shares	22,058,823	22,058,823	22,058,823	22,058,823	22,058,823
Ending balance, Number of shares | shares			22,058,823	22,058,823	0